Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income from Continuing Operations Before Income Tax Expense (Benefit) Attributable to Jurisdictions
Income before income tax expense from continuing operations was attributable to the following jurisdictions:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
U.S.	$148	$74	$194
Foreign	437	306	643
Income before income tax expense from continuing operations	$585	$380	$837

Schedule of Components of Income Tax Expense (Benefit)
The significant components of the Company’s income tax expense were as follows:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Current
U.S.
Federal	$1	$1	$—
State & Local	10	15	9
Foreign	165	125	160
Total current tax	176	141	169
Deferred
U.S.
Federal	22	(10)	54
State & Local	3	—	4
Foreign	5	21	(163)
Total deferred tax	30	11	(105)
Total income tax expense	$206	$152	$64

Effective Income Tax Rate Reconciliation
The reconciliation between the Company’s actual effective tax rate and the statutory U.S. Federal income tax rate was as follows:

	For the fiscal years ended June 30,
	2024	2023	2022
U.S. federal income tax rate	21%	21%	21%
State and local taxes, net	2	3	1
Effect of foreign operations (a)	12	15	7
Change in valuation allowance (b)	—	1	(18)
Non-deductible goodwill and asset impairments	1	2	—
Non-deductible compensation and benefits	2	2	—
Remeasurement of deferred tax assets (c)	—	—	(2)
R&D tax credits	(3)	(2)	(1)
Impact of dispositions	—	—	(2)
Other	—	(2)	2
Effective tax rate	35%	40%	8%
(a)The Company’s effective tax rate is impacted by the geographic mix of its income. The Company’s foreign operations are located primarily in Australia and the U.K., which have a higher statutory income tax rate than the U.S. The U.K. had a lower tax rate than the U.S. through the fiscal year ended June 30, 2023.
(b)For the fiscal year ended June 30, 2022, the Company released valuation allowances of $154 million, including $149 million related to certain foreign deferred tax assets.
(c)For the fiscal year ended June 30, 2022, the Company recorded a benefit of $18 million related to the remeasurement of its U.K. deferred tax assets.

Summary of Recognized Deferred Income Taxes in Balance Sheets
The Company recognized deferred income taxes in the Balance Sheets as follows:

	As of June 30,
	2024	2023
	(in millions)
Deferred income tax assets	$332	$393
Deferred income tax liabilities	(21)	(32)
Net deferred tax assets	$311	$361

Schedule of Components of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities were as follows:

	As of June 30,
	2024	2023
	(in millions)
Deferred tax assets
Accrued liabilities	$121	$115
Capital loss carryforwards	1,161	1,162
Net operating loss carryforwards	295	304
Business tax credits	147	131
Operating lease liabilities	241	260
Other	227	204
Total deferred tax assets	2,192	2,176
Deferred tax liabilities
Asset basis difference and amortization	(99)	(41)
Operating lease right-of-use asset	(220)	(236)
Other	(21)	(10)
Total deferred tax liabilities	(340)	(287)
Net deferred tax asset before valuation allowance	1,852	1,889
Less: valuation allowance (See Note 23—Valuation and Qualifying Accounts)	(1,541)	(1,528)
Net deferred tax assets	$311	$361

Schedule of Income Tax Net Operating Loss Carryforwards (NOLs) (Gross, Net Uncertain Tax Benefits)
As of June 30, 2024, the Company had income tax net operating loss (“NOL”) carryforwards (gross, net of uncertain tax benefits) in various jurisdictions as follows:

Jurisdiction	Expiration	Amount (in millions)
U.S. Federal	2025 to 2034	$89
U.S. Federal	Indefinite	249
U.S. States	Various	548
Australia	Indefinite	158
U.K.	Indefinite	72
Other Foreign	Various	583

Summary of Major Tax Jurisdictions and Fiscal Years Open to Examination
The following is a summary of major tax jurisdictions for which tax authorities may assert additional taxes based upon tax years currently under audit and subsequent years that could be audited by the respective taxing authorities.

Jurisdiction	Fiscal Years Open to Examination
U.S. Federal	2021-2023
U.S. States	Various
Australia	2020-2023
U.K.	2011-2023

Schedule of Unrecognized Tax Benefits Roll Forward
The following table sets forth the change in the Company’s unrecognized tax benefits, excluding interest and penalties:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Balance, beginning of period	$105	$86	$69
Additions for prior year tax positions	—	14	—
Additions for current year tax positions	2	17	28
Reduction for prior year tax positions	(3)	—	(1)
Lapse of the statute of limitations	(3)	(2)	(3)
Settlement—tax attributes	—	(14)	—
Impact of currency translations	(1)	4	(7)
Balance, end of period	$100	$105	$86